SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 30, 2019
Significant Accounting Policies [Line Items]
Weighted Average Rate Domestic Deposit Short Term	0.72%	0.86%
Accumulated Other Comprehensive Income (Loss), Currency Forward and Option, Net Of Tax	$ 1,086,000	$ 1,459,000
Accumulated Other Comprehensive Income (Loss), Currency Forward and Option, Tax	$ 148,000	200,000
Percentage Of Severance Benefits Covered By Contributory Funded Contract Type Corporate Pension Plans	8.33%
Severance expenses	$ 6,368,000	4,813,000	$ 4,035,000
Maximum annual contribution per employee	$ 19,500
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	100.00%
Matching contribution expense	$ 4,386,000	3,533,000	2,697,000
Marketing expenses	27,504,000	22,082,000	20,055,000
Retained earnings	137,074,000	221,020,000
Aggregate amount of the transaction price allocated to remaining performance obligation	$ 516,000,000
Revenue remaining performance obligations percentage	59.00%
Prepaid expenses and other current assets	$ 22,225,000	15,312,000
Other long-term assets	121,743,000	99,992,000
Deposits in other long-term assets	5,227,000	4,952,000
Accrued severance payable liability	8,271,000	7,963,000
Amortization of deferred contract costs	43,236,000	39,592,000
Issuance costs attributable to liability	12,900,000
Issuance costs attributable to equity components	2,000,000.0
Unbilled Contracts Receivable Non Current	1,873,000	15,530,000
Unbilled receivables	12,517,000	8,328,000
Recognized deferred revenues		154,167,000
Additional paid-in capital	588,937,000	481,992,000
Decrease of deferred tax liabilities	11,022,000
ASU 2021-08 (Member)
Significant Accounting Policies [Line Items]
Retained earnings	26,602,000
Additional paid-in capital	65,932,000
Increase of convertible senior notes	46,270,000
Decrease of deferred tax liabilities	$ 6,940,000
Convertible Senior Note [Member]
Significant Accounting Policies [Line Items]
Effective interest rate	3.50%			0.00%
Deferred contract costs [Member]
Significant Accounting Policies [Line Items]
Prepaid expenses and other current assets	$ 801,000	3,079,000
Other long-term assets	$ 96,619,000	48,716,000
First Three Percent Pay Contribution [Member]
Significant Accounting Policies [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	100.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	3.00%
Next Two Percent Contribution [Member]
Significant Accounting Policies [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	50.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	2.00%
Employees Over Fifty Years [Member]
Significant Accounting Policies [Line Items]
Maximum annual contribution per employee	$ 26,000
Minimum [Member]
Significant Accounting Policies [Line Items]
Useful Life Of Finite Lived Intangible Asset	2 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Useful Life Of Finite Lived Intangible Asset	12 years
Foreign Exchange Forward and Option [Member]
Significant Accounting Policies [Line Items]
Notional amounts	$ 32,546,000
Fair value of derivative asset	751,000	0
Foreign Exchange Forward and Option [Member] | Derivative Liabilities [Member]
Significant Accounting Policies [Line Items]
Fair value of derivative liability	36,000	1,561,000
Foreign Exchange Forward [Member]
Significant Accounting Policies [Line Items]
Financial Income Expenses Hedging Transaction	2,099,000	(1,317,000)	$ 515,000
Foreign Exchange Forward [Member] | Derivative Assets [Member]
Significant Accounting Policies [Line Items]
Fair value of derivative asset	1,318,000	1,654,000
fair value of derivative instruments liabilities	86,000	$ 0
Foreign Exchange Forward [Member] | Derivative Liabilities [Member]
Significant Accounting Policies [Line Items]
Notional amounts	$ 70,592,000